Net Investment In Subleases - Summary of Net Investment in Subleases (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Investment In Subleases [Abstract]
Balance, beginning of year	$ 21,366	$ 23,319
Additions	716	832
Finance income	763	857
Rents recovered (payments made directly to landlords)	(3,558)	(4,004)
Dispositions and remeasurements	(1,101)	362
Balance, end of year	18,186	21,366
Current portion	2,832	2,970
Long-term	$ 15,354	$ 18,396